Commitments and Contingencies - Disclosure of Guarantees (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 5.4	$ 4.7
Total guarantees
Disclosure of contingent liabilities [line items]
Guarantees	45.0	38.0
Guarantees and suretyships
Disclosure of contingent liabilities [line items]
Guarantees	10.0	1.0
Environmental guarantees
Disclosure of contingent liabilities [line items]
Guarantees	$ 35.0	$ 37.0